December 13, 2006

STRATEGIC FUNDS, INC.: Emerging Markets Opportunity Fund

Supplement to Statement of Additional Information

The Company’s shareholders elected four new Board members of the Company. Each Board member’s term commenced on November 7, 2006.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Gordon J. Davis (65)	Partner in the law firm of	Consolidated Edison, Inc., a utility company,
Board Member	LeBoeuf, Lamb, Greene &	Director
	MacRae, LLP	Phoenix Companies, Inc., a life insurance
	President, Lincoln Center for the	company, Director
	Performing Arts, Inc.	Board Member/Trustee for several not-for-
	(2001)	profit groups

Joni Evans (64)	Principal, Joni Evans Ltd.	None
Board Member	Senior Vice President of the
William Morris Agency
(2005)

Arnold S. Hiatt (79)	Chairman of The Stride Rite	Isabella Stewart Gardner Museum, Trustee
Board Member	Charitable Foundation	John Merck Fund, a charitable trust, Trustee
Business for Social Responsibility, Director
The A.M. Fund, Trustee

Burton N. Wallack (56)	President and co-owner of	None
Board Member	Wallack Management
Company, a real estate
management company